Measurement of financial assets and liabilities - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 1,579	$ 2,871
Lent securities and assets subject to repurchase	1,798	1,565
Cash and securities collateral held or pledged under repurchase and securities lending agreements	1,928	1,686
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	1,271	1,527
Amount of collateral held	$ 316	$ 280